Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES, NET
Total revenues	$ 46,416,132	$ 64,997,741	$ 45,050,405
COSTS OF REVENUES
Total cost of revenues	52,263,616	70,795,321	57,453,656
GROSS LOSS	(5,847,484)	(5,797,580)	(12,403,251)
OPERATING EXPENSES
Selling expenses	895,099	899,760	742,167
General and administrative expenses	7,329,317	7,391,664	13,040,038
Research and development expenses	1,955,588	2,507,324	1,193,082
Impairment of intangible assets			3,151,467
Total operating expenses	10,180,004	10,798,748	18,126,754
LOSS FROM OPERATIONS	(16,027,488)	(16,596,328)	(30,530,005)
OTHER (EXPENSES) INCOME
Investment income (losses)	146,361	198,176	(1,170,974)
Interest expense, net	(4,566,816)	(2,018,680)	(2,162,109)
Share subscription discount expenses	(6,534,936)
Other income, net	323,111	441,231	942,138
Total other expenses, net	(10,632,280)	(1,379,273)	(2,390,945)
LOSS BEFORE INCOME TAXES	(26,659,768)	(17,975,601)	(32,920,950)
Income taxes (benefit) provision	(387)	5,563	(226)
NET LOSS	(26,659,381)	(17,981,164)	(32,920,724)
Less: net loss attributable to non-controlling interests	(10,023,801)	(6,204,728)	(8,688,144)
NET LOSS ATTRIBUTABLE TO E-POWER INC. ORDINARY SHAREHOLDERS	(16,635,580)	(11,776,436)	(24,232,580)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	656,394	(962,919)	(1,165,807)
TOTAL COMPREHENSIVE LOSS	(26,002,987)	(18,944,083)	(34,086,531)
Less: comprehensive loss attributable to non-controlling interests	(9,562,787)	(6,579,590)	(9,220,222)
COMPREHENSIVE LOSS ATTRIBUTABLE TO ORIDNARY SHAREHOLDERS OF E-POWER INC.	$ (16,440,200)	$ (12,364,493)	$ (24,866,309)
LOSS PER SHARE
Basic - Class A and Class B ordinary shares (in Dollars per share)	$ (0.57)	$ (0.48)	$ (1.08)
Diluted - Class A and Class B ordinary shares (in Dollars per share)	$ (0.57)	$ (0.48)	$ (1.08)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic - Class A and Class B ordinary shares (in Shares)	29,043,280	26,404,589	25,622,195
Diluted - Class A and Class B ordinary shares (in Shares)	29,043,280	26,404,589	25,622,195
Products
REVENUES, NET
Total revenues	$ 46,342,154	$ 64,365,362	$ 44,384,004
COSTS OF REVENUES
Total cost of revenues	52,252,338	70,782,649	57,172,626
Services
REVENUES, NET
Total revenues	73,978	632,379	666,401
COSTS OF REVENUES
Total cost of revenues	$ 11,278	$ 12,672	$ 281,030